14 RESTRICTED STOCK UNITS	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
14 RESTRICTED STOCK UNITS

NOTE 11. RESTRICTED STOCK UNITS:

As of September 30, 2016 and 2015, there were restricted stock units outstanding of 590,869 and 83,189, respectively. As of September 30, 2016 and 2015 there were restricted stock units vested of 83,189 and 0, respectively.

NOTE 14.            RESTRICTED STOCK UNITS:

On August 4, 2015, the Company issued 83,189 options for the initial restricted stock unit grant. Prior to this issuance there had been no restricted stock unit grants. This tranche of restricted stock units are valued at $3.51 or market value on the date of the grant and vest over 1 year. The value on the grant date of the restricted stock units was $291,994 and the restricted stock units expense for March 31, 2015 and December 31, 2015 was determined to be $0 and $119,197, respectively. As of December 31, 2015, no restricted stock units have vested.